Document and Entity Information Document	Aug. 07, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 07, 2019
Entity Registrant Name	New Home Co Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36283
Entity Tax Identification Number	27-0560089
Entity Central Index Key	0001574596
Entity Address, State or Province	CA
Entity Address, City or Town	Aliso Viejo
Entity Address, Address Line One	85 Enterprise
Entity Address, Address Line Two	Suite 450
Entity Address, Postal Zip Code	92656
City Area Code	949
Local Phone Number	382-7800
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NWHM
Security Exchange Name	NYSE
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false